BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)													1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Apr. 05, 2024 shares	Mar. 15, 2024 USD ($)	Mar. 13, 2024 USD ($)	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Nov. 21, 2023 USD ($)	Oct. 10, 2023 USD ($)	Jun. 08, 2023 USD ($)	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 09, 2023 USD ($) $ / shares shares	Jan. 14, 2021 shares	Mar. 31, 2023 USD ($)	Jan. 31, 2023 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 10, 2024 USD ($)	Mar. 16, 2023 shares	Jan. 08, 2023 shares	Aug. 01, 2022 USD ($)
Global Partner Acquisition Corp II [Member]
Class of warrant or right, outstanding | shares						11,221,954									10,551,283		11,221,954	11,221,954	15,566,667
Federal deposit insurance corporation premium expense															$ 250,000			$ 250,000
Deferred offering costs						$ 17,054,000									17,054,000		$ 17,054,000	17,054,000
Underwriters discount															16,500,000			16,500,000
Temporary equity, stock issued during period, value, new issues															16,254,000			16,254,000
Cost															$ 800,000			800,000
Net tangible assets						$ 5,000,001											$ 5,000,001	$ 5,000,001
Redemption of common shares | shares															2,137,134	26,068,281		26,068,281	26,068,281
Temporary equity, shares outstanding | shares						3,931,719									1,794,585		3,931,719	3,931,719
Net income loss															$ 2,459,000	$ (914,000)		$ (139,000)	$ (15,069,000)
Accumulated deficit						$ 18,674,000									21,406,000		$ 18,674,000	18,674,000	14,735,000
Stockholders' deficit						18,673,000									21,405,000		18,673,000	18,673,000	$ 14,734,000
Cash						$ 22,000									$ 2,000		$ 22,000	$ 22,000
Face amount																							$ 2,000,000
Global Partner Acquisition Corp II [Member] | 2024 Extension Meeting [Member]
Temporary equity, redemption price per share | $ / shares				$ 11.05
Temporary equity, shares outstanding | shares				2,137,134
Global Partner Acquisition Corp II [Member] | 2024 Extension Meeting [Member] | Subsequent Event [Member]
Redemption of common shares | shares				2,137,134
Temporary equity, redemption price per share | $ / shares				$ 11.05
Aggregate redemption amount				$ 23,615,331
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Excess stock shares outstanding | shares															9,194,585
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | Subsequent Event [Member]
Conversion of stock, shares converted | shares	7,400,000
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Excess stock shares outstanding | shares															100,000
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Sale of stock, number of shares issued in transaction | shares																		23,615,000
Redemption of common shares | shares														26,068,281				2,137,134
Temporary equity, redemption price per share | $ / shares						$ 11.12									$ 11.26		$ 11.12	$ 11.12	$ 10.16
Temporary equity, shares outstanding | shares						3,931,719									1,794,585		3,931,719	3,931,719	30,000,000
Conversion of stock | shares					7,400,000													1,503,254
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | Subsequent Event [Member]
Temporary equity, redemption price per share | $ / shares					$ 11.05
Aggregate redemption amount					$ 23,615,331
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Redemption of common shares | shares										26,068,281	2,137,134							26,068,281
Temporary equity, redemption price per share | $ / shares						$ 10.167				$ 10.167	$ 11.05						$ 10.167	$ 10.167
Temporary equity, accretion to redemption value										$ 265,050,000	$ 23,615,000							$ 265,050,000
Temporary equity, shares outstanding | shares						3,931,719				3,931,719	1,794,585				1,794,585		3,931,719	3,931,719	30,000,000			3,931,719
Share issued against exercised stock options | shares										26,068,281								26,068,281
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction | shares												30,000,000			30,000,000
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Conversion of stock | shares																		127,777
Stardust Power Inc [Member]
Cost													$ 35,049				$ 44,186
Net income loss													$ 245,505		1,399,213		3,793,585
Accumulated deficit						$ 3,793,585									5,192,798		3,793,585	$ 3,793,585
Stockholders' deficit						3,734,762									$ 5,074,276		3,734,762	3,734,762
Additional investor finance						$ 15,000,000											$ 15,000,000	$ 15,000,000
Share issued against exercised stock options | shares																	288,333
Share issued against exercised stock options | shares						68,125									54,500		68,125	68,125			259,000
Safe notes issuance costs																	$ 466,302
Deferred cost						$ 1,005,109									$ 1,816,261		$ 1,005,109	$ 1,005,109
Undeveloped area | ft²						66											66	66
Nonrefundable option purchase of land								$ 75,000	$ 25,000
Legal and professional fees						$ 238,030											$ 1,586,680
Advertising expense																	34,858
Capital project preacquisition costs															688,967		450,113
Cash															388,398
Shares issued value							$ 10,075,000								10,075,000
Trust account proceeds, net															1,481,835
Trust account proceeds, net															$ 7,830,176
Nonrefundable payment								$ 75,000	$ 25,000
Face amount																				$ 1,562,030
Stardust Power Inc [Member] | IGXLOI [Member]
Nonrefundable payment		$ 25,000	$ 30,000
Payment of the maintenance fees			$ 235,000
Interest rate			600.00%
Nonrefundable payment		50,000
Consideration amount		26,025,000
Payments comprising cash and stock		18,025,000
Work commitment		$ 8,000,000
Stardust Power Inc [Member] | Legal And Professional Consulting Services [Member]
Cost																	$ 75,136
Stardust Power Inc [Member] | Restricted Stock [Member]
Share issued against exercised stock options | shares																					68,125
Stardust Power Inc [Member] | Subsequent Event [Member]
Nonrefundable option purchase of land																				$ 1,562,030